MORGAN STANLEY INSTITUTIONAL FUND, INC.

522 Fifth Avenue

New York, New York 10036

December 21, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Institutional Fund, Inc. (the “Fund”)

File Nos. 033-23166; 811-05624

Post-Effective Amendment No. 92

Dear Sir or Madam:

We are electronically filing via EDGAR, pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933 and Rule 485(b) thereunder a copy of Post-Effective Amendment No. 92 to the Registration Statement of this Fund on Form N-1A.

Also enclosed, pursuant to Rule 485(b), is the required representation of Counsel that the filing does not contain any disclosures that would render it ineligible to become effective under the Rule.

If you have any questions, please feel free to contact me at (212) 296-6961 (tel) or Stuart Strauss of Dechert LLP at (212) 698-3529.

Very truly yours,

/s/ Joanne Antico
Joanne Antico

Enclosures

cc:  Stefanie V. Chang Yu